UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21331

Wells Fargo Advantage Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2013

ITEM 1.     PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND                                      PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.69%
FHLMC	8.50%	4-1-2015	$318	$318
FHLMC	8.50	7-1-2028	104,545	127,842
FHLMC	8.50	3-1-2030	61,888	65,070
FHLMC Series 0196 Class A ±	1.05	12-15-2021	69,183	69,853
FHLMC Series 1383 ±	5.83	2-1-2037	1,101,164	1,185,536
FHLMC Series 2011-K16 Class B ±144A	4.59	11-25-2046	1,000,000	1,045,202
FHLMC Series 2011-K701 Class B ±144A	4.29	7-25-2048	165,000	175,659
FHLMC Series 2011-K702 Class B ±144A	4.77	4-25-2044	740,000	806,185
FHLMC Series 2012-K17 Class B ±144A	4.35	12-25-2044	675,000	701,885
FHLMC Series 2012-K18 Class B ±144A	4.26	1-25-2045	810,000	817,971
FHLMC Series 2012-K19 Class B ±144A	4.04	5-25-2045	1,000,000	998,809
FHLMC Series 2012-K501 Class C ±144A	3.49	11-25-2046	800,000	808,609
FHLMC Series 2012-K705 Class B ±144A	4.16	9-25-2044	1,000,000	1,058,469
FHLMC Series 2012-K706 Class B ±144A	4.02	11-25-2044	500,000	525,749
FHLMC Series 2012-K706 Class C ±144A	4.02	11-25-2044	805,000	810,973
FHLMC Series 2012-K707 Class B ±144A	3.88	1-25-2047	930,000	969,841
FHLMC Series 2012-K709 Class B ±144A	3.74	4-25-2045	1,000,000	1,033,287
FHLMC Series 2012-K710 Class B ±144A	3.82	6-25-2047	1,000,000	1,036,189
FHLMC Series 2390 Class FD ±	0.66	12-15-2031	63,274	63,623
FHLMC Series 2567 Class FH ±	0.61	2-15-2033	163,824	163,691
FHLMC Series K007 Class X1 ±(c)	1.23	4-25-2020	1,037,917	69,066
FHLMC Series K016 Class X1 ±(c)	1.58	10-25-2021	392,203	42,500
FHLMC Series K020 Class X1 ±(c)	1.48	5-25-2022	6,985,691	740,644
FHLMC Series K021 Class X1 ±(c)	1.51	6-25-2022	9,285,898	1,026,073
FNMA ±	4.68	9-1-2032	1,875,171	2,005,929
FNMA	6.00	4-1-2033	177,798	198,490
FNMA ±	6.45	9-1-2037	1,122,903	1,225,437
FNMA	6.50	11-1-2032	64,293	72,460
FNMA	7.50	7-1-2017	79,875	86,393
FNMA	7.50	10-1-2028	10,398	10,423
FNMA	7.50	11-1-2028	159,130	172,534
FNMA	7.50	2-1-2030	40,859	41,537
FNMA	7.50	9-1-2030	95,829	103,048
FNMA	8.00	12-1-2024	1,433	1,436
FNMA	8.00	6-1-2030	30,710	31,307
FNMA	12.00	1-1-2016	8,628	9,474
FNMA Series 1996-46 Class FA ±	0.72	8-25-2021	37,595	37,725
FNMA Series 2001-25 Class Z	6.00	6-25-2031	367,060	410,384
FNMA Series 2001-35 Class F ±	0.80	7-25-2031	16,978	17,133
FNMA Series 2001-57 Class F ±	0.70	6-25-2031	17,092	17,220
FNMA Series 2002-77 Class FH ±	0.61	12-18-2032	123,894	124,360
FNMA Series 2002-97 Class FR ±	0.75	1-25-2033	35,012	35,151
FNMA Series G91-16 Class F ±	0.67	6-25-2021	46,202	46,316
FNMA Series G92-17 Class F ±	1.27	3-25-2022	99,526	101,091
GNMA	6.50	6-15-2028	64,813	75,053
GNMA	7.25	7-15-2017	21,499	23,610
GNMA	7.25	8-15-2017	46,886	51,907
GNMA	7.25	8-15-2017	24,190	26,706
GNMA	7.25	9-15-2017	35,477	39,416
GNMA	7.25	10-15-2017	65,958	72,989
GNMA	7.25	10-15-2017	37,523	41,449
GNMA	7.25	11-15-2017	29,835	32,852
GNMA	7.25	1-15-2018	10,928	12,104
GNMA	7.25	1-15-2018	26,221	29,221
GNMA	7.25	2-15-2018	26,723	29,682
GNMA	7.25	5-15-2018	13,954	15,305

Total Agency Securities (Cost $18,347,420)				19,541,186

Asset-Backed Securities : 0.13%
Bear Stearns Asset Backed Securities Series 2006 Class 1A2 ±	0.42	12-25-2035	205,470	202,576
CVS Pass-Through Trust Series T	6.04	12-10-2028	628,944	727,875

Total Asset-Backed Securities (Cost $909,548)				930,451

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name			Shares	Value
Common Stocks : 0.09%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(i)			1,161	$1,161

Telecommunication Services : 0.09%

Diversified Telecommunication Services : 0.09%
Fairpoint Communications Incorporated †			70,442	652,293

Total Common Stocks (Cost $1,617,838)				653,454

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 58.39%

Consumer Discretionary : 12.76%

Auto Components : 1.20%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$3,050,000	3,309,209
Cooper Tire & Rubber Company	7.63	3-15-2027	1,895,000	1,980,275
Cooper Tire & Rubber Company	8.00	12-15-2019	450,000	506,250
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	429,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	542,880
Penske Automotive Group Incorporated 144A	5.75	10-1-2022	140,000	143,850
United Rentals Financing Escrow Corporation	5.75	7-15-2018	1,685,000	1,811,375

				8,722,839

Diversified Consumer Services : 1.46%
Service Corporation International	4.50	11-15-2020	325,000	329,469
Service Corporation International	6.75	4-1-2016	475,000	533,781
Service Corporation International	7.00	6-15-2017	1,410,000	1,619,738
Service Corporation International	7.00	5-15-2019	650,000	714,188
Service Corporation International	7.50	4-1-2027	3,965,000	4,371,413
Service Corporation International	7.63	10-1-2018	680,000	810,900
Service Corporation International	8.00	11-15-2021	475,000	580,688
Sotheby’s 144A	5.25	10-1-2022	1,615,000	1,659,413

				10,619,590

Hotels, Restaurants & Leisure : 3.76%
Ameristar Casinos Incorporated	7.50	4-15-2021	2,150,000	2,338,125
Burger King Corporation	9.88	10-15-2018	850,000	971,125
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,285,675
CityCenter Holdings LLC	7.63	1-15-2016	600,000	647,250
CityCenter Holdings LLC ¥	10.75	1-15-2017	2,051,822	2,264,699
DineEquity Incorporated	9.50	10-30-2018	3,475,000	3,952,813
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	4,125,000	4,429,219
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	1,620,000	1,773,900
Penn National Gaming Incorporated	8.75	8-15-2019	250,000	285,000
Ruby Tuesday Incorporated 144A	7.63	5-15-2020	2,200,000	2,156,000
Scientific Games Corporation	9.25	6-15-2019	485,000	541,988
Speedway Motorsports Incorporated 144A	6.75	2-1-2019	200,000	212,000
Speedway Motorsports Incorporated	6.75	2-1-2019	325,000	344,500
Speedway Motorsports Incorporated	8.75	6-1-2016	980,000	1,043,700

				27,245,994

Household Durables : 0.10%
American Greetings Corporation	7.38	12-1-2021	475,000	483,906

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Household Durables (continued)
Tempur-Pedic International Incorporated 144A	6.88%	12-15-2020	$200,000	$212,500

				696,406

Internet & Catalog Retail : 0.11%
Expedia Incorporated	5.95	8-15-2020	750,000	826,676

Media : 4.93%
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,535,975
CBS Corporation	8.88	5-15-2019	750,000	1,008,989
CCO Holdings LLC	6.50	4-30-2021	900,000	963,000
CCO Holdings LLC	7.00	1-15-2019	500,000	540,625
CCO Holdings LLC	8.13	4-30-2020	450,000	505,125
Cinemark USA Incorporated 144A	5.13	12-15-2022	575,000	582,188
Cinemark USA Incorporated	7.38	6-15-2021	775,000	858,313
Cinemark USA Incorporated	8.63	6-15-2019	350,000	387,625
CSC Holdings LLC	7.63	7-15-2018	325,000	378,625
CSC Holdings LLC	7.88	2-15-2018	1,100,000	1,281,500
CSC Holdings LLC	8.50	4-15-2014	400,000	432,500
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	756,717
DISH DBS Corporation	7.88	9-1-2019	480,000	567,600
EchoStar DBS Corporation	7.13	2-1-2016	125,000	139,375
EchoStar DBS Corporation	7.75	5-31-2015	350,000	391,125
Gray Television Incorporated	7.50	10-1-2020	3,270,000	3,400,800
Interpublic Group of Companies	4.00	3-15-2022	750,000	758,955
Lamar Media Corporation	5.88	2-1-2022	690,000	759,000
Lamar Media Corporation	7.88	4-15-2018	2,250,000	2,466,563
Lamar Media Corporation Series C	9.75	4-1-2014	500,000	545,000
LIN Television Corporation 144A	6.38	1-15-2021	275,000	292,875
LIN Television Corporation	8.38	4-15-2018	1,625,000	1,771,250
Local TV Finance LLC 144A ¥	9.25	6-15-2015	4,775,000	4,810,813
National CineMedia LLC	6.00	4-15-2022	1,860,000	1,985,550
National CineMedia LLC	7.88	7-15-2021	650,000	721,500
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	1,000,000	1,042,500
Regal Cinemas Corporation	8.63	7-15-2019	2,650,000	2,934,875
Salem Communications Corporation	9.63	12-15-2016	2,861,000	3,147,100
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	810,095

				35,776,158

Multiline Retail : 0.09%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	621,169

Specialty Retail : 1.11%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	613,755
Gap Incorporated	5.95	4-12-2021	600,000	677,245
Limited Brands Incorporated	6.63	4-1-2021	800,000	910,000
RadioShack Corporation	6.75	5-15-2019	2,160,000	1,458,000
Rent-A-Center Incorporated	6.63	11-15-2020	1,400,000	1,524,250
Toys “R” Us Property Company I LLC	10.75	7-15-2017	795,000	854,625
Toys “R” Us Property Company II LLC	8.50	12-1-2017	1,905,000	2,005,013

				8,042,888

Consumer Staples : 0.73%

Food & Staples Retailing : 0.09%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	637,342

Food Products : 0.53%
B&G Foods Incorporated	7.63	1-15-2018	1,408,000	1,518,880
Dole Food Company Incorporated	13.88	3-15-2014	1,452,000	1,562,715

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Kraft Foods Group Incorporated	3.50%	6-6-2022	$750,000	$784,490

				3,866,085

Tobacco : 0.11%
Lorillard Tobacco Company	6.88	5-1-2020	650,000	787,639

Energy : 10.56%

Energy Equipment & Services : 2.85%
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	275,000	294,594
Dresser-Rand Group Incorporated	6.50	5-1-2021	925,000	980,500
Era Group Incorporated Company 144A	7.75	12-15-2022	1,250,000	1,237,500
Gulfmark Offshore Incorporated 144A	6.38	3-15-2022	2,850,000	2,942,625
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	50,000	52,500
Hornbeck Offshore Services Incorporated Series B	8.00	9-1-2017	3,630,000	3,875,025
NGPL PipeCo LLC 144A	7.12	12-15-2017	375,000	408,750
NGPL PipeCo LLC 144A	7.77	12-15-2037	2,700,000	2,862,000
NGPL PipeCo LLC 144A	9.63	6-1-2019	3,155,000	3,644,025
Northern Tier Energy LLC 144A	7.13	11-15-2020	480,000	504,000
Oil States International Incorporated 144A	5.13	1-15-2023	175,000	177,188
Oil States International Incorporated	6.50	6-1-2019	1,230,000	1,313,025
PHI Incorporated	8.63	10-15-2018	2,190,000	2,395,313

				20,687,045

Oil, Gas & Consumable Fuels : 7.71%
Coffeyville Resources LLC 144A	10.88	4-1-2017	1,350,000	1,471,500
CVR Refining LLC 144A	6.50	11-1-2022	1,675,000	1,687,563
Denbury Resources Incorporated %%	4.63	7-15-2023	400,000	392,000
Denbury Resources Incorporated	6.38	8-15-2021	50,000	54,375
Denbury Resources Incorporated	8.25	2-15-2020	1,010,000	1,126,150
El Paso Corporation	6.50	9-15-2020	445,000	497,751
El Paso Corporation	7.00	6-15-2017	850,000	974,457
El Paso Corporation	7.25	6-1-2018	1,585,000	1,841,079
El Paso Corporation	7.42	2-15-2037	800,000	833,065
El Paso Corporation	7.80	8-1-2031	1,850,000	2,159,485
El Paso Pipeline Partners LP	6.50	4-1-2020	750,000	905,371
Encore Acquisition Company	9.50	5-1-2016	375,000	400,725
Energy Transfer Equity LP	7.50	10-15-2020	3,100,000	3,572,750
Energy Transfer Partners LP	5.20	2-1-2022	750,000	837,353
Ferrellgas LP	9.13	10-1-2017	2,450,000	2,646,000
HollyFrontier Corporation	9.88	6-15-2017	1,895,000	2,041,863
Inergy Midstream LP 144A	6.00	12-15-2020	795,000	820,838
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	782,545
Nabors Industries Incorporated	4.63	9-15-2021	750,000	769,910
Overseas Shipholding Group Incorporated (s)	7.50	2-15-2024	525,000	200,813
Petrohawk Energy Corporation	7.88	6-1-2015	790,000	824,939
Petrohawk Energy Corporation	10.50	8-1-2014	495,000	523,997
Phillips 66	4.30	4-1-2022	625,000	685,251
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	779,162
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,535,398
Plains Exploration & Production Company	8.63	10-15-2019	2,885,000	3,288,900
Rockies Express Pipeline LLC 144A	3.90	4-15-2015	2,000,000	2,000,000
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	400,000	376,000
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	2,700,000	2,646,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	5,388,000	4,741,440
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	775,000	693,625
Sabine Pass LNG LP 144A	6.50	11-1-2020	4,180,000	4,284,500
Sabine Pass LNG LP	7.50	11-30-2016	3,750,000	4,162,500
Suburban Propane Partners LP	7.38	3-15-2020	275,000	297,688
Suburban Propane Partners LP	7.38	8-1-2021	420,000	457,800
Suburban Propane Partners LP	7.50	10-1-2018	422,000	455,760
Susser Holdings LLC	8.50	5-15-2016	975,000	1,031,063

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Corporation	9.75%	6-1-2019	$945,000	$1,072,575
Weatherford International Incorporated	6.35	6-15-2017	650,000	748,960
Western Gas Partners	5.38	6-1-2021	503,000	566,690
Williams Partners LP	3.35	8-15-2022	750,000	744,972

				55,932,813

Financials : 11.31%

Capital Markets : 0.26%
Ace Securities Corporation ±	0.60	8-25-2045	317,017	310,534
Ace Securities Corporation ±	2.83	6-25-2033	703,010	698,749
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	874,349

				1,883,632

Commercial Banks : 1.06%
CIT Group Incorporated 144A	4.75	2-15-2015	110,000	115,500
CIT Group Incorporated	5.00	5-15-2017	250,000	266,875
CIT Group Incorporated	5.25	3-15-2018	500,000	535,000
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,364,250
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	616,000
City National Bank	5.38	7-15-2022	500,000	531,250
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	3,650,000	3,492,075
HSBC Bank USA	6.00	8-9-2017	650,000	753,975

				7,674,925

Consumer Finance : 5.22%
Ally Financial Incorporated	3.13	1-15-2016	325,000	328,305
Ally Financial Incorporated	5.50	2-15-2017	750,000	806,338
Ally Financial Incorporated	8.30	2-12-2015	2,055,000	2,288,756
American General Finance Corporation	5.40	12-1-2015	1,625,000	1,596,563
American General Finance Corporation	5.75	9-15-2016	1,100,000	1,058,750
American General Finance Corporation	6.50	9-15-2017	200,000	188,000
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	940,000	1,017,550
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	1,450,000	1,571,438
Discover Financial Services	5.20	4-27-2022	750,000	849,575
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	712,624
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	299,542
General Motors Financial Company Incorporated 144A	4.75	8-15-2017	275,000	287,410
General Motors Financial Company Incorporated	6.75	6-1-2018	1,415,000	1,637,863
GMAC LLC	6.75	12-1-2014	1,298,000	1,401,840
GMAC LLC	7.50	12-31-2013	3,620,000	3,801,000
Homer City Funding LLC ¥	8.73	10-1-2026	1,292,308	1,421,539
International Lease Finance Corporation	6.38	3-25-2013	460,000	462,875
International Lease Finance Corporation 144A	6.75	9-1-2016	100,000	112,750
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	87,750
International Lease Finance Corporation	8.63	9-15-2015	900,000	1,022,625
JBS USA Finance Incorporated	11.63	5-1-2014	3,745,000	4,170,994
Level 3 Financing Incorporated	10.00	2-1-2018	2,010,000	2,236,125
Nielsen Finance LLC Company 144A	4.50	10-1-2020	175,000	172,375
Nielsen Finance LLC Company	7.75	10-15-2018	5,350,000	5,958,563
Springleaf Finance Corporation	6.90	12-15-2017	4,620,000	4,401,705

				37,892,855

Diversified Financial Services : 2.00%
Bank of America Corporation	3.70	9-1-2015	650,000	685,641
Bank of America Corporation	5.70	1-24-2022	250,000	293,221
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	836,490
Citigroup Incorporated	4.50	1-14-2022	250,000	273,812
Citigroup Incorporated	6.00	8-15-2017	650,000	758,605
Fidelity National Information Services Incorporated	5.00	3-15-2022	275,000	297,688

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
General Electric Capital Corporation	4.65%	10-17-2021	$650,000	$722,983
HUB International Limited Company 144A	8.13	10-15-2018	2,860,000	2,960,100
ING US Incorporated 144A	5.50	7-15-2022	750,000	818,444
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,443,441
Neuberger Berman Group LLC 144A	5.63	3-15-2020	500,000	525,000
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	689,000
Nuveen Investments Incorporated	5.50	9-15-2015	3,560,000	3,453,200
Nuveen Investments Incorporated 144A	9.13	10-15-2017	730,000	739,125

				14,496,750

Insurance : 0.49%
American International Group Incorporated	4.88	6-1-2022	750,000	836,255
Hartford Financial Services Group	5.13	4-15-2022	650,000	734,414
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	814,619
Prudential Covered Trust Company 144A	3.00	9-30-2015	456,000	471,704
WR Berkley Corporation	4.63	3-15-2022	650,000	691,824

				3,548,816

Real Estate Management & Development : 0.34%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	1,825,000	1,980,125
Onex Corporation 144A	7.75	1-15-2021	515,000	504,700

				2,484,825

REITs : 1.94%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	694,902
American Tower Corporation	5.90	11-1-2021	650,000	765,307
Dupont Fabros Technology Incorporated	8.50	12-15-2017	5,560,000	6,032,600
Essex Portfolio LP 144A	3.63	8-15-2022	750,000	737,639
Health Care Incorporated	5.25	1-15-2022	650,000	727,006
Host Hotels & Resorts LP	9.00	5-15-2017	235,000	249,688
Omega Healthcare Investors Incorporated	6.75	10-15-2022	1,775,000	1,939,188
Sabra Health Care Incorporated	8.13	11-1-2018	1,450,000	1,562,375
Ventas Realty LP	4.25	3-1-2022	650,000	687,596
WEA Finance LLC 144A	4.63	5-10-2021	650,000	718,554

				14,114,855

Health Care : 2.97%

Biotechnology : 0.11%
Amgen Incorporated	3.63	5-15-2022	750,000	793,952

Health Care Equipment & Supplies : 0.47%
Boston Scientific Corporation	6.00	1-15-2020	750,000	868,042
CareFusion Corporation	6.38	8-1-2019	750,000	889,931
Hologic Incorporated 144A	6.25	8-1-2020	1,530,000	1,644,750

				3,402,723

Health Care Providers & Services : 2.00%
Apria Healthcare Group Incorporated	11.25	11-1-2014	590,000	603,275
Aviv HealthCare Properties LP	7.75	2-15-2019	1,025,000	1,099,313
Centene Corporation	5.75	6-1-2017	1,000,000	1,067,500
Community Health Systems Incorporated	5.13	8-15-2018	425,000	447,313
Community Health Systems Incorporated	7.13	7-15-2020	775,000	837,000
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	878,729
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	551,250
Express Scripts Holding Company	3.90	2-15-2022	665,000	704,833
HCA Incorporated	4.75	5-1-2023	325,000	327,031
HCA Incorporated	6.50	2-15-2020	1,875,000	2,085,938

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
HCA Incorporated	7.50%	11-15-2095	$800,000	$714,000
HCA Incorporated	8.50	4-15-2019	375,000	417,188
Health Management Associates Incorporated	6.13	4-15-2016	175,000	192,500
HealthSouth Corporation	5.75	11-1-2024	800,000	812,000
HealthSouth Corporation	7.25	10-1-2018	360,000	390,600
HealthSouth Corporation	7.75	9-15-2022	360,000	395,100
Humana Incorporated	7.20	6-15-2018	750,000	918,165
MPT Operating Partnership LP	6.38	2-15-2022	475,000	509,438
MPT Operating Partnership LP	6.88	5-1-2021	775,000	850,563
PSS World Medical Incorporated	6.38	3-1-2022	320,000	392,800
Tenet Healthcare Corporation 144A	4.75	6-1-2020	210,000	211,313
Tenet Healthcare Corporation	10.00	5-1-2018	75,000	87,281

				14,493,130

Life Sciences Tools & Services : 0.11%
Life Technologies Corporation	6.00	3-1-2020	750,000	828,795

Pharmaceuticals : 0.28%
Mylan Incorporated 144A	7.63	7-15-2017	1,125,000	1,259,040
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	748,561

				2,007,601

Industrials : 3.10%

Aerospace & Defense : 0.23%
GeoEye Incorporated	9.63	10-1-2015	485,000	534,713
TransDigm Group Incorporated 144A	5.50	10-15-2020	300,000	312,750
TransDigm Group Incorporated	7.75	12-15-2018	750,000	833,438

				1,680,901

Air Freight & Logistics : 0.33%

Bristow Group Incorporated	6.25	10-15-2022	2,225,000	2,403,000

Airlines : 0.40%
Aviation Capital Group Corporation 144A	4.63	1-31-2018	150,000	151,970
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,090,000	1,183,816
Aviation Capital Group Corporation 144A	7.13	10-15-2020	720,000	788,738
Delta Air Lines Incorporated	4.75	5-7-2021	740,000	801,050

				2,925,574

Commercial Services & Supplies : 1.31%
ADT Corporation 144A	3.50	7-15-2022	750,000	729,194
Corrections Corporation of America	7.75	6-1-2017	1,270,000	1,339,850
Covanta Holding Corporation	6.38	10-1-2022	225,000	245,574
Covanta Holding Corporation	7.25	12-1-2020	230,000	253,382
Geo Group Incorporated	6.63	2-15-2021	105,000	116,288
Geo Group Incorporated	7.75	10-15-2017	2,250,000	2,418,750
Interface Incorporated	7.63	12-1-2018	125,000	135,625
Iron Mountain Incorporated	8.38	8-15-2021	1,385,000	1,526,963
KAR Holdings Incorporated ±	4.31	5-1-2014	1,150,000	1,151,449
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	789,531
Republic Services Incorporated	3.55	6-1-2022	750,000	775,091

				9,481,697

Machinery : 0.16%
Columbus McKinnon Corporation	7.88	2-1-2019	725,000	777,563

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Titan International Incorporated	7.88%	10-1-2017	$375,000	$402,656

				1,180,219

Professional Services : 0.28%
Interactive Data Corporation	10.25	8-1-2018	1,250,000	1,415,625
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	600,220

				2,015,845

Trading Companies & Distributors : 0.39%

H&E Equipment Services Incorporated 144A	7.00	9-1-2022	2,565,000	2,802,263

Information Technology : 4.04%

Communications Equipment : 0.21%
Avaya Incorporated	9.75	11-1-2015	575,000	547,688
Lucent Technologies Incorporated	6.45	3-15-2029	1,285,000	1,002,300

				1,549,988

Computers & Peripherals : 0.48%
Hewlett Packard Company	4.05	9-15-2022	750,000	727,688
NCR Corporation 144A	4.63	2-15-2021	10,000	10,013
NCR Corporation 144A	5.00	7-15-2022	2,675,000	2,708,438

				3,446,139

Electronic Equipment, Instruments & Components : 1.20%
CDW Financial Corporation	12.54	10-12-2017	1,486,000	1,590,020
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	6,303,625
L-3 Communications Corporation	4.95	2-15-2021	750,000	835,916

				8,729,561

Internet Software & Services : 0.18%
Equinix Incorporated	7.00	7-15-2021	75,000	83,625
Equinix Incorporated	8.13	3-1-2018	1,085,000	1,190,788

				1,274,413

IT Services : 1.72%
Audatex North American Incorporated 144A	6.75	6-15-2018	750,000	804,375
CyrusOne LLC 144A	6.38	11-15-2022	300,000	320,250
Fidelity National Information Services Incorporated	7.63	7-15-2017	400,000	432,000
Fidelity National Information Services Incorporated	7.88	7-15-2020	1,000,000	1,131,250
First Data Corporation 144A	7.38	6-15-2019	625,000	657,813
First Data Corporation	11.25	3-31-2016	3,995,000	3,975,025
SunGard Data Systems Incorporated 144A	6.63	11-1-2019	1,375,000	1,419,688
SunGard Data Systems Incorporated	7.38	11-15-2018	3,287,000	3,492,438
SunGard Data Systems Incorporated	7.63	11-15-2020	250,000	272,500

				12,505,339

Software : 0.25%
CA Incorporated	5.38	12-1-2019	750,000	853,616
Nuance Communications Incorporated 144A	5.38	8-15-2020	925,000	952,750

				1,806,366

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 1.11%

Chemicals : 0.29%
Dow Chemical Company	4.13%	11-15-2021	$750,000	$809,959
Tronox Finance LLC 144A	6.38	8-15-2020	1,240,000	1,246,200

				2,056,159

Containers & Packaging : 0.44%
Crown Americas LLC 144A	4.50	1-15-2023	650,000	640,250
Crown Americas LLC	7.63	5-15-2017	450,000	476,186
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	581,250
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,505,438

				3,203,124

Metals & Mining : 0.08%
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	600,000	584,832
Indalex Holdings Corporation (a)(s)(i)	11.50	2-1-2014	3,170,000	0

				584,832

Paper & Forest Products : 0.30%
Clearwater Paper Corporation	10.63	6-15-2016	545,000	591,325
Georgia-Pacific LLC	8.88	5-15-2031	1,080,000	1,597,728

				2,189,053

Telecommunication Services : 8.22%

Diversified Telecommunication Services : 3.33%
CenturyLink Incorporated	5.80	3-15-2022	600,000	627,907
Citizens Communications Company	7.88	1-15-2027	1,805,000	1,850,125
Frontier Communications Corporation	8.13	10-1-2018	845,000	978,088
Frontier Communications Corporation	8.25	5-1-2014	4,000	4,300
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,203,800
Frontier Communications Corporation	8.50	4-15-2020	525,000	606,375
GCI Incorporated	6.75	6-1-2021	425,000	412,250
GCI Incorporated	8.63	11-15-2019	5,625,000	5,948,438
Qwest Corporation	7.13	11-15-2043	795,000	824,812
Qwest Corporation	7.25	9-15-2025	1,040,000	1,195,373
Qwest Corporation	7.63	8-3-2021	230,000	251,661
SBA Telecommunications Incorporated 144A	5.75	7-15-2020	2,000,000	2,100,000
SBA Telecommunications Incorporated	8.25	8-15-2019	15,000	16,688
Syniverse Holdings Incorporated	9.13	1-15-2019	5,005,000	5,442,938
Windstream Corporation	7.88	11-1-2017	2,330,000	2,662,025

				24,124,780

Wireless Telecommunication Services : 4.89%
Allbritton Communications Company	8.00	5-15-2018	1,275,000	1,380,188
Cricket Communications Incorporated	7.75	5-15-2016	1,705,000	1,794,513
Cricket Communications Incorporated	7.75	10-15-2020	1,550,000	1,608,125
Crown Castle International Corporation 144A	5.25	1-15-2023	1,225,000	1,286,250
Crown Castle International Corporation	7.13	11-1-2019	75,000	83,344
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	907,541
Intelsat Jackson Holdings Limited	8.50	11-1-2019	850,000	943,500
iPCS Incorporated ¥	3.56	5-1-2014	1,357,019	1,357,019
MetroPCS Communications Incorporated	6.63	11-15-2020	2,550,000	2,703,000
MetroPCS Communications Incorporated	7.88	9-1-2018	1,950,000	2,110,875
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	752,129
SBA Telecommunications Incorporated 144A	5.63	10-1-2019	160,000	168,000
Sprint Capital Corporation	6.88	11-15-2028	11,985,000	12,104,850
Sprint Capital Corporation	8.75	3-15-2032	1,855,000	2,188,900
Sprint Nextel Corporation 144A	9.00	11-15-2018	325,000	402,188

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Sprint Nextel Corporation	11.50%	11-15-2021	$625,000	$854,688
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	3,180,000	3,339,000
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	1,400,000	1,529,500

				35,513,610

Utilities : 3.59%

Electric Utilities : 1.50%
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	500,000	535,000
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	812,209
IPALCO Enterprises Incorporated	5.00	5-1-2018	1,075,000	1,144,875
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	1,925,000	2,156,000
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	3,614,632	4,093,571
Otter Tail Corporation	9.00	12-15-2016	1,835,000	2,146,950
PNM Resources Incorporated	9.25	5-15-2015	9,000	10,260

				10,898,865

Gas Utilities : 0.33%
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,925,875
AmeriGas Finance LLC	7.00	5-20-2022	425,000	465,375

				2,391,250

Independent Power Producers & Energy Traders : 1.55%
Calpine Construction Finance Corporation 144A	7.25	10-15-2017	4,433,000	4,698,980
Calpine Construction Finance Corporation 144A	8.00	6-1-2016	1,350,000	1,424,250
NRG Energy Incorporated	8.50	6-15-2019	1,615,000	1,788,613
NSG Holdings LLC 144A(i)	7.75	12-15-2025	1,325,000	1,378,000
Reliant Energy Incorporated	7.63	6-15-2014	450,000	481,500
Reliant Energy Incorporated	9.24	7-2-2017	946,943	1,044,005
Reliant Energy Incorporated	9.68	7-2-2026	410,000	444,850

				11,260,198

Multi-Utilities : 0.21%
Ameren Illinois Company	9.75	11-15-2018	500,000	687,014
CMS Energy Corporation	5.05	3-15-2022	750,000	835,919

				1,522,933

Total Corporate Bonds and Notes (Cost $397,714,234)				423,631,612

Foreign Corporate Bonds and Notes @: 3.95%

Consumer Discretionary : 0.54%

Automobiles : 0.12%
Aston Martin Capital Limited (GBP)	9.25	7-15-2018	200,000	321,958
Jaguar Land Rover plc (GBP)	8.25	3-15-2020	300,000	529,565

				851,523

Hotels, Restaurants & Leisure : 0.25%
Casino Guichard Perrachon SA (EUR)	4.73	5-26-2021	900,000	1,356,861
ODEON & UCI Cinemas Group (GBP)	9.00	8-1-2018	300,000	499,590

				1,856,451

Media : 0.17%
Unitymedia Hessen GmbH & Company (EUR) 144A	5.13	1-21-2023	500,000	665,207

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Media (continued)
Telenet Finance V Luxembourg SCA (EUR)	6.25%	8-15-2022	400,000	$574,350

				1,239,557

Consumer Staples : 0.17%

Food & Staples Retailing : 0.17%
Foodcorp Limited (EUR)	8.75	3-1-2018	820,000	1,223,623

Financials : 2.45%

Commercial Banks : 1.91%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,806,354
European Investment Bank (AUD)	6.13	1-23-2017	4,930,000	5,573,905
International Bank for Reconstruction & Development (AUD)	5.75	10-1-2020	950,000	1,103,442
KfW Bankengruppe (AUD)	6.25	12-4-2019	1,225,000	1,439,501
KfW Bankengruppe (NZD)	6.38	2-17-2015	3,319,000	2,946,413

				13,869,615

Consumer Finance : 0.09%
Fiat Industrial SpA (EUR)	6.25	3-9-2018	400,000	601,098

Diversified Financial Services : 0.45%
General Electric Capital Corporation (NZD)	7.63	12-10-2014	2,000,000	1,788,347
Voto-Votorantim Limited (EUR)	5.25	4-28-2017	1,000,000	1,480,003

				3,268,350

Industrials : 0.41%

Building Products : 0.07%
Heidelbergcement AG (EUR)	8.50	10-31-2019	330,000	544,410

Commercial Services & Supplies : 0.05%
Iron Mountain Incorporated (EUR)	6.75	10-15-2018	250,000	345,401

Trading Companies & Distributors : 0.08%
Rexel SA (EUR)	7.00	12-17-2018	200,000	297,358
Rexel SA (EUR)	8.25	12-15-2016	200,000	293,964

				591,322

Transportation Infrastructure : 0.21%
Heathrow Funding Limited (EUR)	4.60	2-15-2020	1,000,000	1,513,429

Materials : 0.17%

Metals & Mining : 0.09%
New World Resources NV (EUR)	7.38	5-15-2015	500,000	691,630

Paper & Forest Products : 0.08%
Smurfit Kappa Funding plc (EUR)	7.25	11-15-2017	400,000	574,621

Telecommunication Services : 0.11%

Diversified Telecommunication Services : 0.11%
Telefonica Emisiones Company (EUR)	4.69	11-11-2019	300,000	422,692
Virgin Media Finance plc (GBP)	8.88	10-15-2019	201,000	355,765

				778,457

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Utilities : 0.10%

Water Utilities : 0.10%
Zinc Capital SA (EUR)	8.88%	5-15-2018	500,000	$724,726

Total Foreign Corporate Bonds and Notes (Cost $23,913,716)				28,674,213

Foreign Government Bonds @: 27.61%
Australia Series 22 (AUD)	6.00	7-21-2022	4,000,000	4,675,776
Australia Series 124 (AUD)	5.75	5-15-2021	2,750,000	3,372,787
Brazil (BRL)	8.50	1-5-2024	15,500,000	8,873,377
Brazil (BRL)	10.00	1-1-2017	31,000,000	16,311,712
Chile (CLP)	5.50	8-5-2020	1,700,000,000	4,022,576
Colombia (COP)	7.75	4-14-2021	5,250,000,000	3,694,555
Hungary (HUF)	6.75	11-24-2017	2,345,000,000	11,322,678
Indonesia (IDR)	5.63	5-15-2023	70,500,000,000	7,464,321
Indonesia (IDR)	7.38	9-15-2016	100,200,000,000	11,191,939
Indonesia (IDR)	8.25	6-15-2032	29,000,000,000	3,545,384
Korea (KRW)	5.25	9-10-2015	1,850,000,000	1,803,966
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,198,965
Malaysia (MYR)	4.26	9-15-2016	21,100,000	7,044,636
Mexico (MXN)	7.25	12-15-2016	175,540,000	15,058,755
New Zealand (NZD)	5.50	4-15-2023	5,625,000	5,430,369
Poland (PLN)	5.25	10-25-2020	55,750,000	19,948,588
Poland (PLN)	5.75	10-25-2021	19,000,000	7,020,510
Queensland Treasury (AUD)	6.00	3-1-2022	3,600,000	4,280,506
Republic of South Africa (ZAR)	2.60	3-31-2028	67,785,621	8,782,724
Republic of South Africa (ZAR)	6.50	2-28-2041	67,200,000	6,105,355
Russia (RUB)	7.40	4-19-2017	170,000,000	5,953,285
Russia (RUB)	7.85	3-10-2018	520,000,000	18,838,131
Thailand (THB)	3.25	6-16-2017	216,500,000	7,288,013
Turkey (TRY) ¤	0.00	2-20-2013	20,000,000	11,337,598
Turkey (TRY)	9.00	3-8-2017	6,000,000	3,745,842

Total Foreign Government Bonds (Cost $191,192,409)				200,312,348

Non-Agency Mortgage Backed Securities : 7.80%
American General Mortgage Loan Series 2009 Series 1-A6 ±144A	5.75	9-25-2048	$1,000,000	1,043,325
American General Mortgage Loan Series 2010 Class 1A-A3 ±144A	5.65	3-25-2058	460,000	486,375
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.13	9-25-2046	3,905,022	2,575,003
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	321,217	316,670
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.86	7-10-2044	1,340,000	1,430,461
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	659,106	703,152
Banc of America Funding Corporation Series 2009 Class R6-3A1 ±144A	2.41	1-26-2037	77,961	78,627
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	3.06	2-25-2033	188,970	181,677
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.25	2-10-2051	550,000	624,277
Bayview Financial Acquisition Trust Series 2005-B Class 1A6	5.21	4-28-2039	72,342	73,938
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.89	6-11-2050	318,000	366,591
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	114,932
Carrington Mortgage Loan Trust Series 2005-FRE1 Class A5 ±	0.48	12-25-2035	68,462	67,411
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	519,270	522,562
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	181,007	184,503
Centex Home Equity Series 2003-C Class AF4	5.46	4-25-2032	59,626	60,799
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	305,000	305,366
Chase Funding Mortgage Loan Series 2003 Class 5-1A4	4.40	2-25-2030	138,370	138,768
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.74	3-15-2049	680,000	760,502
Citigroup Commercial Mortgage Trust Series 2006 Class C5	5.46	10-15-2049	325,000	365,774
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.70	12-10-2049	450,000	510,188
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C ±144A	4.88	9-10-2045	1,000,000	1,078,152
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.58	12-25-2033	128,538	117,387
Commercial Mortgage Pass Through Trust Series 2006-C8 Class AM	5.35	12-10-2046	595,000	665,907

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through Trust Series 2012-CR2 Class C ±	4.86%	8-15-2045	$1,000,000	$1,087,243
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.88	2-25-2034	97,099	101,448
Countrywide Home Loans Series 2003-48 Class 2A2 ±	0.70	10-25-2033	249,881	246,799
Credit Based Asset Servicing Series 2005-CB2 Class M1 ±	0.64	4-25-2036	359,915	353,295
Credit Suisse First Boston Mortgage Securities Series 2002-AR13 Class A4 ±	2.37	5-25-2032	98,026	96,527
Credit Suisse First Boston Mortgage Securities Series 2002-AR5 Class 1A1 ±	2.28	9-25-2032	681,536	662,442
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.98	6-25-2033	298,115	281,411
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 class 2A2 ±	2.58	3-25-2033	60,176	58,975
Credit Suisse Mortgage Capital Certificate Series 2006 ±	5.79	6-15-2038	1,000,000	1,101,332
Credit Suisse Mortgage Capital Certificate Series 2006-C4 Class AM	5.51	9-15-2039	1,000,000	1,091,514
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	435,636
First Franklin Mortgage Loan Assets Series 2005-FT9 Class A3 ±	0.48	10-25-2035	140,655	140,420
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	491,413	482,184
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.59	8-25-2034	21,735	20,760
Fremont Home Loan Trust Series 2006-2 Class 2A2 ±	0.31	2-25-2036	3,703	3,697
Global Mortgage Securitization Limited Series 2004-A Class A2 ±144A	0.52	11-25-2032	685,509	638,486
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.60	7-25-2034	20,264	20,198
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.87	7-10-2038	2,570,000	2,883,954
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	475,000	551,839
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.62	4-10-2038	835,000	921,079
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.79	8-10-2045	1,000,000	1,144,640
GS Mortgage Securities Trust Series 2010-C1 Class X ±144A(c)	1.54	8-10-2043	6,622,760	530,794
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.62	5-10-2045	4,968,716	757,660
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.65	6-25-2034	90,990	93,390
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.63	4-25-2035	25,489	24,334
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 ±144A	0.50	3-25-2035	169,052	161,680
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A ±144A	0.50	5-25-2036	439,514	432,964
Home Equity Asset Trust Series 2006-3 Class 2A3 ±	0.38	7-25-2036	26,418	26,241
JPMorgan Chase Commercial Mortgage Trust Series 2006-LDP9 Class AM	5.37	5-15-2047	1,000,000	1,068,173
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	973,084
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB20 Class AM ±	5.88	2-12-2051	785,000	909,644
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.99	7-25-2034	165,087	164,792
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	4.91	7-25-2034	200,000	198,962
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	4.45	6-25-2035	575,000	581,473
JPMorgan Mortgage Trust Series 2005-A5 Class 3A2 ±	2.66	8-25-2035	326,512	327,564
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 ±144A	6.00	2-27-2037	105,458	107,987
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 ±144A	6.00	2-27-2037	574,099	587,769
LB-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	844,575
LB-UBS Commercial Mortgage Trust Series 2008-C1 ClassAM ±	6.16	4-15-2041	820,000	965,248
Lehman XS Trust Series 2006-18N Class A5A ±(i)	0.37	12-25-2036	3,406,039	2,025,636
MASTR Adjustable Rate Mortgage Series 2003-6 Class 3A1 ±	2.90	12-25-2033	899,124	894,658
MASTR Adjustable Rate Mortgage Series 2003-6 Class 4A2 ±	4.98	1-25-2034	42,622	42,931
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	131,901	134,637
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM ±	5.20	12-12-2049	340,000	372,299
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-7 Class A4 ±	5.74	6-12-2050	470,000	533,148
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	829,000	959,317
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	120,000	122,991
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.68	5-12-2039	565,000	633,510
Mid State Trust Series 11 Class A1	4.86	7-15-2038	292,766	301,939
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.21	1-25-2029	243,525	233,671
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class C ±	4.54	11-15-2045	1,000,000	1,019,819
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.25	12-27-2033	854,333	847,452

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4B	5.04%	8-13-2042	$650,000	$703,066
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	545,854
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,089,626
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	28,221
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	553,972
Morgan Stanley Capital I Trust Series 2007-HQ11 Class AM ±	5.48	2-12-2044	500,000	559,865
Morgan Stanley Capital I Trust Series 2007-LQ16 Class AM ±	6.10	12-12-2049	800,000	928,486
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B ±144A	5.79	8-15-2045	615,000	688,884
Morgan Stanley Capital I Trust Series 2010-R5 Class 3A ±144A	0.48	3-26-2037	163,674	162,070
Morgan Stanley Capital I Trust Series 2012-C4 Class C ±144A	5.53	3-15-2045	900,000	1,024,299
Morgan Stanley Capital I Trust Series 2012-C5 Class XA ±144A(c)	1.93	8-15-2045	5,970,691	674,485
Morgan Stanley Dean Witter Capital I Series 2006-HQ8 Class AM ±	5.47	3-12-2044	1,000,000	1,109,226
New Century Home Equity Loan Series 2004-3 Class M1 ±	1.13	11-25-2034	1,165,049	1,053,228
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.86	5-25-2035	98,827	100,532
RAAC Series 2005-SP2 Class 1A3 ±	0.60	5-25-2044	39,442	39,435
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 ±144A	3.46	12-26-2035	69,901	70,621
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	856,781	870,908
Residential Asset Mortgage Products Incorporated Series 2006-EFC1 Class A2 ±	0.40	2-25-2036	303,960	295,639
Residential Asset Securities Series 2004-KS3 Class AI4 ±	3.77	1-25-2032	350,466	353,625
Residential Funding Mortgage Securities I Series 2004-S9 Class 1A19	5.50	12-25-2034	200,000	201,163
Saxon Asset Securities Trust Series 2002-1 Class AF5 ±	6.53	12-25-2030	211,089	208,201
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	808,765	820,104
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.96	4-20-2033	44,357	42,725
Soundview Home Equity Loan Trust Series 2005-OPT2 Class A5 ±	0.57	8-25-2035	73,420	73,231
Structured Asset Investment Loan Trust Series 2005-4 Class M1 ±	0.60	5-25-2035	65,197	64,751
Structured Asset Securities Corporation Series 1998-8 Class A3 ±	0.72	8-25-2028	59,784	59,468
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.50	10-25-2027	143,270	141,638
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.34	11-25-2033	375,520	356,469
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,345,656
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	401,099	419,888

Total Non-Agency Mortgage Backed Securities (Cost $53,074,884)				56,559,904

	Dividend yield		Shares
Preferred Stocks : 0.10%

Financials : 0.10%

Diversified Financial Services : 0.10%
GMAC Capital Trust I ±	7.62		27,000	720,090

Total Preferred Stocks (Cost $675,000)				720,090

	Interest rate		Principal
Term Loans : 21.10%
ADS Waste Holdings Incorporated	5.25	9-11-2019	1,085,116	1,093,938
Advantage Sales & Marketing LLC	9.25	6-18-2018	475,000	477,081
Alliance Laundry Systems LLC	5.50	12-7-2018	1,916,201	1,937,759
Alliance Laundry Systems LLC <	9.50	12-7-2019	1,546,260	1,577,185
Allison Transmission Incorporated	2.71	8-7-2014	772,878	774,261
Allison Transmission Incorporated	4.25	8-30-2019	2,459,764	2,491,274
American Capital Holdings Incorporated	5.50	7-19-2016	315,167	321,470
Ameristar Casinos Incorporated	4.00	4-13-2018	1,009,997	1,018,824
Applied Systems Incorporated	5.50	3-8-2019	595,500	598,478
Atlantic Broadband Finance LLC	4.50	9-20-2019	202,634	205,167
B&G Foods Incorporated	4.00	11-30-2018	897,733	904,466
Barrington Broadcasting Group	7.50	6-8-2017	3,651,081	3,675,434
Capital Automotive LP	5.25	3-10-2017	3,540,042	3,559,229
CCC Information Services Incorporated	5.25	12-25-2019	200,000	201,500
CCM Merger Incorporated	6.00	3-1-2017	3,012,576	3,038,936
Charter Communications Operating LLC	4.00	4-26-2019	1,860,938	1,886,525
Coinmach Corporation	3.20	11-20-2014	3,295,714	3,221,561

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Term Loans (continued)
Community Health Systems Incorporated	2.70%	10-25-2016	$1,255,893	$1,257,991
Covanta Energy Holdings	4.00	3-23-2019	2,580,500	2,612,756
Cricket Communications Incorporated	4.75	10-3-2019	300,000	302,250
Crossmark Holdings Incorporated <	0.00	1-31-2020	100,000	99,000
Crown Castle International Corporation	4.00	1-25-2019	6,583,500	6,629,189
Davita Incorporated	4.00	11-1-2019	1,141,112	1,152,523
DineEquity Incorporated <	0.00	10-19-2017	1,416,354	1,429,243
DineEquity Incorporated	5.25	10-19-2017	1,416,354	1,429,640
Dunkin Brands Incorporated	4.00	11-23-2017	3,164,939	3,170,858
Energy Transfer Equity LP	3.75	3-21-2017	1,000,000	1,008,610
Entercom Radio LLC	5.01	11-30-2018	1,463,030	1,484,975
Fairpoint Communications Incorporated	6.54	1-22-2016	2,594,196	2,584,000
Federal Mogul Corporation	2.14	12-28-2015	3,940,886	3,733,990
Federal Mogul Corporation	2.15	12-29-2014	3,411,305	3,232,211
Fidelity National Information Services Incorporated	1.96	3-30-2017	852,848	852,584
First Data Corporation	2.95	9-24-2014	62,520	62,546
First Data Corporation	2.95	9-24-2014	137,310	137,368
First Data Corporation	2.95	9-24-2014	40,655	40,672
Focus Brands Incorporated	6.26	3-5-2018	889,533	897,690
Focus Brands Incorporated	10.25	8-22-2018	2,023,863	2,069,400
Genesys Telecommunication	6.75	1-25-2019	1,960,188	1,974,889
Getty Images Incorporated	4.75	9-13-2019	763,447	771,844
Goodyear Tire & Rubber Company	4.75	4-12-2019	6,200,000	6,268,882
Greektown Casino LLC <	0.00	12-18-2018	3,100,000	3,111,625
GWF Energy Holdings LLC	6.00	11-25-2018	1,130,598	1,122,119
Helm Holdings Corporation	6.25	6-2-2017	1,246,212	1,251,409
HHI Holdings LLC	6.00	10-3-2018	1,731,523	1,763,989
Interactive Data Corporation <	0.00	2-11-2018	3,349,546	3,349,546
Interactive Data Corporation	4.50	2-12-2018	3,349,546	3,361,504
KAR Auction Services Incorporated	5.00	5-19-2017	4,937,738	5,004,052
Kronos Incorporated	5.50	10-25-2019	444,501	448,391
Level 3 Financing Incorporated	4.75	2-1-2016	2,194,500	2,219,737
LIN Television Corporation	4.00	12-15-2018	748,111	754,193
Local TV Finance LLC	4.21	5-7-2015	3,045,848	3,054,559
Lord & Taylor LLC	5.75	12-21-2018	451,098	454,031
LPL Holdings	4.00	3-22-2019	3,746,688	3,777,897
Medassets Incorporated	4.00	11-30-2019	391,390	396,118
MGM Resorts International	4.25	12-27-2019	1,000,000	1,013,740
Mission Broadcasting Incoporated	4.50	10-30-2019	287,331	291,282
Nexstar Broadcasting Incoporated	4.50	11-19-2019	679,648	688,993
Nielsen Finance LLC Class C	3.46	5-2-2016	272,208	273,871
Nielsen Finance LLC Class D	2.46	2-7-2017	216,563	217,158
Novelis Incorporated	4.00	3-10-2017	987,500	999,597
nTelos Incorporated	5.75	11-7-2019	2,013,842	1,960,979
Penn National Gaming Incorporated	3.75	7-16-2018	2,090,389	2,098,499
Phillips Van Heusen Corporation <	0.00	12-19-2019	675,000	680,063
Phillips Van Heusen Corporation	3.50	5-6-2016	107,053	106,919
Prestige Brands International	5.25	12-20-2018	227,746	228,803
Progressive Waste Solutions Limited	3.50	10-11-2019	1,608,529	1,626,625
Rexnord LLC	4.50	4-2-2018	1,089,021	1,098,746
Riverbed Technology Incorporated	4.00	12-13-2019	164,036	165,541
SBA Senior Finance II LLC	3.75	6-29-2018	1,979,899	1,991,779
SBA Senior Finance II LLC	3.75	9-20-2019	409,464	412,125
Serta Simmons Holdings LLC	5.00	9-19-2019	545,844	552,361
Springleaf Finance Corporation	5.50	5-5-2017	700,000	701,575
Syniverse Technologies Incorporated	5.00	4-10-2019	995,000	1,006,821
Tallgrass Energy Partners LP	5.25	10-25-2018	2,777,961	2,814,991
Telesat Holdings Incorporated	4.25	3-26-2019	2,636,750	2,659,822
Tempur Pedic International Incorporated <	0.00	11-20-2019	1,108,065	1,123,700
Texas Competitive Electric Holdings LLC	3.74	10-10-2014	20,096,983	15,060,277
Transdigm Incorporated	4.00	2-14-2017	2,690,913	2,713,786
Tronox Incorporated	4.25	2-2-2018	1,876,286	1,890,827
Tronox Incorporated	4.25	2-2-2018	511,714	515,680
TS Investco LLC	7.50	10-27-2017	891,000	899,170
United Surgical Partners International Incorporated	5.25	4-19-2017	1,931,710	1,945,599

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name	Interest rate	Maturity date	Principal	Value
Term Loans (continued)
United Surgical Partners International Incorporated	6.00%	3-19-2019	$1,315,079	$1,325,771
Valeant Pharmaceuticals International Incorporated Series C	4.25	9-27-2019	202,587	205,421
Valeant Pharmaceuticals International Incorporated Series D	4.25	2-27-2019	1,695,750	1,716,947
Warnaco Incorporated	3.75	6-15-2018	593,970	595,455
Web Service Company LLC	7.00	8-28-2014	453,457	450,433
Wendy’s International Incorporated	4.75	5-3-2019	2,793,000	2,823,723

Total Term Loans (Cost $153,391,685)				153,112,448

Yankee Corporate Bonds and Notes : 8.01%

Consumer Discretionary : 0.59%

Diversified Consumer Services : 0.11%
Anglo American Capital Company 144A	4.13	9-27-2022	750,000	772,373

Media : 0.48%
Grupo Televisa SA	6.00	5-15-2018	750,000	883,023
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	840,000
Videotron Limited	5.00	7-15-2022	200,000	209,000
Videotron Limited	9.13	4-15-2018	775,000	819,563
WPP Finance 2010 Company	3.63	9-7-2022	750,000	745,895

				3,497,481

Consumer Staples : 0.46%

Beverages : 0.11%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	824,567

Food Products : 0.24%
Brasil Foods SA Company 144A	5.88	6-6-2022	750,000	828,750
Brasil Foods SA Company	5.88	6-6-2022	850,000	939,250

				1,768,000

Tobacco : 0.11%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	769,024

Energy : 1.65%

Energy Equipment & Services : 0.12%
Ensco plc	4.70	3-15-2021	750,000	842,147

Oil, Gas & Consumable Fuels : 1.53%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	2,902,491	2,351,017
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	237,295	192,209
Lukoil International Finance Company	7.25	11-5-2019	600,000	723,000
Petrobras International Finance Company	5.38	1-27-2021	670,000	734,160
Petroleos Mexicanos	4.88	1-24-2022	750,000	825,938
Petroplus Finance Limited	5.75	1-20-2020	650,000	726,303
Ship Finance International Limited	8.50	12-15-2013	3,720,000	3,740,925
TNK BP Finance SA	6.63	3-20-2017	1,150,000	1,305,250
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	534,412

				11,133,214

Financials : 1.65%

Commercial Banks : 0.89%
Banco de Brasil 144A	5.88	1-26-2022	750,000	804,375
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	686,030
Export Import Bank of Korea	5.00	4-11-2022	750,000	857,744
ITAU Unibanco Holdings SA 144A	5.13	5-13-2023	1,650,000	1,692,900

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
Macquarie Bank Limited 144A	5.00%	2-22-2017	$750,000	$822,010
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	818,369
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	755,209

				6,436,637

Consumer Finance : 0.54%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	3,660,000	3,934,500

Diversified Financial Services : 0.22%
BM&F Bovespa SA	5.50	7-16-2020	500,000	567,500
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,041,692
Preferred Term Securities XII Limited (s)(i)¤	0.00	12-24-2033	635,000	191

				1,609,383

Industrials : 0.27%

Airlines : 0.07%
Aguila 3 SA	7.88	1-31-2018	500,000	530,000

Commercial Services & Supplies : 0.09%
Tyco Electronics Group SA	3.50	2-3-2022	625,000	633,053

Road & Rail : 0.11%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	820,846

Information Technology : 0.53%

Computers & Peripherals : 0.42%
Seagate Technology HDD Holdings	6.80	10-1-2016	650,000	731,250
Seagate Technology HDD Holdings	6.88	5-1-2020	300,000	325,500
Seagate Technology HDD Holdings	7.00	11-1-2021	375,000	411,563
Seagate Technology HDD Holdings	7.75	12-15-2018	1,385,000	1,526,963

				2,995,276

Internet Software & Services : 0.11%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	815,713

Materials : 0.77%

Metals & Mining : 0.58%
ArcelorMittal	5.00	2-25-2017	725,000	742,303
Gold Fields Orogen Holdings	4.88	10-7-2020	1,300,000	1,266,643
Novelis Incorporated	8.38	12-15-2017	550,000	607,750
Novelis Incorporated	8.75	12-15-2020	725,000	819,250
Vale Overseas Limited	4.38	1-11-2022	750,000	774,750

				4,210,696

Paper & Forest Products : 0.19%
Sappi Limited 144A	7.50	6-15-2032	1,560,000	1,357,200

Telecommunication Services : 1.84%

Diversified Telecommunication Services : 1.42%
Ericsson LM	4.13	5-15-2022	750,000	764,576
Intelsat Bermuda Limited	11.25	2-4-2017	490,000	519,400
Intelsat Jackson Holdings Limited	7.25	4-1-2019	1,425,000	1,528,313
Intelsat Jackson Holdings Limited	7.50	4-1-2021	525,000	569,625
Intelsat Jackson Holdings SA	7.25	10-15-2020	875,000	936,250
Intelsat Jackson Holdings SA 144A	7.25	10-15-2020	900,000	963,000

PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

Security name		Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Intelsat Luxembourg SA ¥		11.50%	2-4-2017	$2,675,000	$2,835,500
Qtel International Finance Limited		5.00	10-19-2025	300,000	332,250
Sable International Finance Limited		7.75	2-15-2017	350,000	371,875
Virgin Media Finance plc		6.50	1-15-2018	650,000	695,500
Vivendi SA 144A		4.75	4-12-2022	750,000	774,599

					10,290,888

Wireless Telecommunication Services : 0.42%
Digicel Group Limited 144A		12.00	4-1-2014	1,335,000	1,438,463
Globo Communicacoes Participacoes SA 144A		4.88	4-11-2022	750,000	821,250
Telesat Canada Incorporated 144A		6.00	5-15-2017	775,000	813,750

					3,073,463

Utilities : 0.25%

Electric Utilities : 0.25%
Comision Federal de Electricidad 144A		4.88	5-26-2021	650,000	721,500
Eskom Holdings Limited		5.75	1-26-2021	1,000,000	1,105,000

					1,826,500

Total Yankee Corporate Bonds and Notes (Cost $55,263,989)					58,140,961

Short-Term Investments : 2.47%

		Yield	Shares
Investment Companies : 2.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.14	17,924,094		17,924,094

Total Short-Term Investments (Cost $17,924,094)					17,924,094

Total investments in securities (Cost $914,024,817)*	132.34%				960,200,761
Other assets and liabilities, net	(32.34)				(234,651,929)

Total net assets	100.00%				$725,548,832

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
†	Non-income-earning security
(i)	Illiquid security
%%	Security issued on a when-issued basis.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
@	Foreign bond principal is denominated in local currency.
¤	Security issued in zero coupon form with no periodic interest payments.
<	All or a portion of the position represents an unfunded loan commitment.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND	PORTFOLIO OF INVESTMENTS — January 31, 2013 (UNAUDITED)

##	All or a portion of this security has been segregated for when-issued securities and unfunded loans.
*	Cost for federal income tax purposes is $918,221,390 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$52,024,318
Gross unrealized depreciation	(10,044,947)

Net unrealized appreciation	$41,979,371

WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (the “Fund”)

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2013 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of January 31, 2013, the Fund had unfunded loan commitments of $10,445,634.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

    Level 1 – quoted prices in active markets for identical securities

    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                    credit risk, use of amortized cost, etc.)

    Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$19,541,186	$0	$19,541,186
Asset-backed securities	0	930,451	0	930,451
Equity securities
Common stocks	652,293	0	1,161	653,454
Preferred stocks	720,090	0	0	720,090
Corporate bonds and notes	0	423,631,612	0	423,631,612
Foreign corporate bonds and notes	0	28,674,213	0	28,674,213
Foreign government bonds	0	200,312,348	0	200,312,348
Non agency mortgage-backed securities	0	56,559,904	0	56,559,904
Term loans	0	137,450,735	15,661,713	153,112,448
Yankee corporate bonds and notes	0	58,140,961	0	58,140,961
Short-term investments
Investment companies	17,924,094	0	0	17,924,094

	$19,296,477	$925,241,410	$15,662,874	$960,200,761

As of January 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(508,026)	$0	$(508,026)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended January 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term loans	Total
Balance as of October 31, 2012	$2,322	$16,839,203	$16,841,525
Accrued discounts (premiums)	0	4,892	4,892
Realized gains (losses)	0	(2,828)	(2,828)
Change in unrealized gains (losses)	(1,161)	194,934	193,773
Purchases	0	11,490,176	11,490,176
Sales	0	(2,761,425)	(2,761,425)
Transfers into Level 3	0	598,478	598,478
Transfers out of Level 3	0	(10,701,717)	(10,701,717)

Balance as of January 31, 2013	$1,161	$15,661,713	$15,662,874

Change in unrealized gains (losses) relating to securities still held at January 31, 2013	$1,161	$149,370	$150,531

The investments types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Derivative transactions

As of January 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At January 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at January 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
2-21-2013	State Street Bank	2,700,000 PLN	$871,952	$856,466	$15,486
2-28-2013	State Street Bank	23,400,000 MYR	7,519,056	7,643,062	(124,006)
2-28-2013	State Street Bank	23,400,000 MYR	7,519,056	7,658,321	(139,265)
3-6-2013	State Street Bank	150,000,000 MXN	11,762,283	11,485,452	276,831
Forward foreign currency contracts to sell: Exchange date	Counterparty	Contracts to deliver	U.S. value at January 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
2-21-2013	State Street Bank	38,500,000 PLN	$12,433,391	$12,058,381	$(375,010)
4-29-2013	State Street Bank	12,950,000 TRY	7,285,262	7,229,709	(55,553)
4-30-2013	State Street Bank	64,000,000 ZAR	7,072,761	6,966,252	(106,509)

List of Abbreviation

ACA — ACA Financial Guaranty Corporation
ADR — American depositary receipt
ADS — American depositary shares
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal
Ambac — Ambac Financial Group Incorporated
AMT — Alternative minimum tax
AUD — Australian dollar
BAN — Bond anticipation notes
BHAC — Berkshire Hathaway Assurance Corporation
BRL — Brazilian real
CAB — Capital appreciation bond
CAD — Canadian dollar
CCAB — Convertible capital appreciation bond
CDA — Community Development Authority
CDO — Collateralized debt obligation
CHF — Swiss franc
COP — Certificate of participation
DKK — Danish krone
DRIVER — Derivative inverse tax-exempt receipts
DW&P — Department of Water & Power
DWR — Department of Water Resources
ECFA — Educational & Cultural Facilities Authority
EDA — Economic Development Authority
EDFA — Economic Development Finance Authority
ETF — Exchange-traded fund
EUR — Euro
FDIC — Federal Deposit Insurance Corporation
FFCB — Federal Farm Credit Banks
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FICO — The Financing Corporation
FNMA — Federal National Mortgage Association
FSA — Farm Service Agency
GBP — Great British pound
GDR — Global depositary receipt
GNMA — Government National Mortgage Association
GO — General obligation
HCFR — Healthcare facilities revenue
HEFA — Health & Educational Facilities Authority
HEFAR — Higher education facilities authority revenue
HFA — Housing Finance Authority
HFFA — Health Facilities Financing Authority
HKD — Hong Kong dollar
HUD — Department of Housing and Urban Development
HUF — Hungarian forint

IDA — Industrial Development Authority
IDAG — Industrial Development Agency
IDR — Industrial development revenue
IEP — Irish pound
JPY — Japanese yen
KRW — Republic of Korea won
LIBOR — London Interbank Offered Rate
LIQ — Liquidity agreement
LLC — Limited liability company
LLP — Limited liability partnership
LOC — Letter of credit
LP — Limited partnership
MBIA — Municipal Bond Insurance Association
MFHR — Multifamily housing revenue
MSTR — Municipal securities trust receipts
MTN — Medium-term note
MUD — Municipal Utility District
MXN — Mexican peso
MYR — Malaysian ringgit
National — National Public Finance Guarantee Corporation
NOK — Norwegian krone
NZD — New Zealand dollar
PCFA — Pollution Control Financing Authority
PCL — Public Company Limited
PCR — Pollution control revenue
PFA — Public Finance Authority
PFFA — Public Facilities Financing Authority
PFOTER — Puttable floating option tax-exempt receipts
plc — Public limited company
PLN — Polish zloty
PUTTER — Puttable tax-exempt receipts
R&D — Research & development
Radian — Radian Asset Assurance
RAN — Revenue anticipation notes
RDA — Redevelopment Authority
RDFA — Redevelopment Finance Authority
REIT — Real estate investment trust
ROC — Reset option certificates
SAVRS — Select auction variable rate securities
SBA — Small Business Authority
SEK — Swedish krona
SFHR — Single-family housing revenue
SFMR — Single-family mortgage revenue
SGD — Singapore dollar
SKK — Slovakian koruna
SPA — Standby purchase agreement
SPDR — Standard & Poor’s Depositary Receipts
STRIPS — Separate trading of registered interest and
principal securities
TAN — Tax anticipation notes
TBA — To be announced

TIPS — Treasury inflation-protected securities
TRAN — Tax revenue anticipation notes
TRY — Turkish lira
TTFA — Transportation Trust Fund Authority
TVA — Tennessee Valley Authority
ZAR — South African rand

ITEM 2.     CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Multi-Sector Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Multi-Sector Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: March 26, 2013